Sound Enhanced Fixed Income ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

	Shares	Value
Closed-End Funds - 3.0%
AllianceBernstein Global High Income Fund, Inc.	3,829	$44,723
Total Closed-End Funds
(Cost $44,999)		44,723

Common Stocks - 27.0%
Investment Companies - 13.6%
Ares Capital Corp.	2,251	41,261
Golub Capital BDC, Inc.	2,704	40,181
PennantPark Floating Rate Capital Ltd.	3,586	42,745
Sixth Street Specialty Lending, Inc.	1,807	39,284
WhiteHorse Finance, Inc.	2,800	41,104
		204,575
Private Equity - 2.8%
Hercules Capital, Inc.	2,620	41,606

Real Estate Investment Trusts (REITs) - 10.6%
Brandywine Realty Trust	1,287	15,740
Columbia Property Trust, Inc.	1,066	15,052
Global Medical REIT, Inc.	1,149	15,477
Global Net Lease, Inc.	880	16,350
MGM Growth Properties, LLC - Class A	478	15,784
National Health Investors, Inc.	216	14,746
Omega Healthcare Investors, Inc.	406	15,079
Plymouth Industrial REIT, Inc.	1,014	15,129
Simon Property Group, Inc.	178	20,100
Spirit Realty Capital, Inc.	372	16,003
		159,460
Total Common Stocks
(Cost $379,032)		405,641

	Principal Amount
Corporate Bonds - 24.5%
Chemicals - 2.0%
Olin Corp.
5.125% , 9/15/27	$ 29,000	30,107

Computers - 2.0%
Dell, Inc.
6.500% , 4/15/38	24,000	29,995

Forest Products & Paper - 2.2%
Domtar Corp.
6.250% , 9/01/42	26,000	32,380

Gas - 2.2%
National Fuel Gas Co.
4.750% , 9/01/28	29,000	32,621

Insurance - 2.0%
Radian Group, Inc.
4.875% , 3/15/27	29,000	30,813

Iron & Steel - 2.0%
Commercial Metals Co.
5.375% , 7/15/27	29,000	30,813

Media - 2.1%
AMC Networks, Inc.
4.750% , 8/01/25	30,000	30,900

Miscellaneous Manufacturers - 2.0%
Trinity Industries, Inc.
4.550% , 10/01/24	29,000	30,450

Oil & Gas - 4.1%
Apache Corp.
5.100% , 9/01/40	29,000	29,644
Murphy Oil Corp.
5.875% , 12/01/27	32,000	31,550
		61,194
Pipelines - 3.9%
EQM Midstream Partners L.P.
5.500% , 7/15/28	27,000	27,867
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000% , 1/15/28	29,000	30,247
		58,114
Total Corporate Bonds
(Cost $370,164)		367,387

	Shares
Exchange Traded Funds - 11.7%
Invesco Emerging Markets Sovereign Debt ETF	1,563	42,451
iShares 0-5 Year High Yield Corporate Bond ETF	990	45,006
iShares J.P. Morgan EM High Yield Bond ETF	969	43,731
VanEck Vectors Emerging Markets High Yield Bond ETF	1,885	45,089
Total Exchange Traded Funds
(Cost $179,395)		176,277

Preferred Stocks - 32.9%
Banks - 14.1%
Associated Banc-Corp
5.625%, 9/15/25	1,305	33,330
Bank of America Corp.
5.375%, 6/25/24	1,374	35,587
JPMorgan Chase & Co.
6.000%, 3/01/24	1,317	35,651
Morgan Stanley
4.875%, 1/15/25	1,414	36,382
Truist Financial Corp.
5.250%, 6/01/25	1,351	35,356
Wells Fargo & Co.
4.700%, 12/15/25	1,438	35,173
		211,479
Diversified Financial Services - 2.3%
Capital One Financial Corp.
4.800%, 6/01/25	1,447	35,032

Electric - 4.7%
CMS Energy Corp.
5.875%, 3/01/79	1,342	35,469
The Southern Co.
4.950%, 1/30/80	1,369	35,060
		70,529
Insurance - 7.0%
AEGON Funding Co., LLC
5.100%, 12/15/49	1,383	34,754
The Allstate Corp.
5.100%, 10/15/24	1,344	34,877
MetLife, Inc.
4.750%, 3/15/25	1,377	34,907
		104,538
Real Estate Investment Trusts (REITs) - 2.5%
Gladstone Commercial Corp.
7.000%, 5/25/21	1,486	37,373

Telecommunications - 2.3%
AT&T, Inc.
4.750%, 2/18/25	1,396	33,881

Total Preferred Stocks
(Cost $521,879)		492,832

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund, Class X, 0.036% (1)	3,199	3,199
Total Short-Term Investments
(Cost $3,199)		3,199

Total Investments in Securities - 99.3%
(Cost $1,498,668)		1,490,059
Other Assets in Excess of Liabilities - 0.7%		10,025
Total Net Assets - 100.0%		$1,500,084

(1)	The rate quoted is the annualized seven-day effective yield as of February 28, 2021.

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The Sound Enhanced Fixed Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$44,723	$–	$–	$44,723
Common Stocks (1)	405,641	–	–	405,641
Corporate Bonds (1)	–	367,387	–	367,387
Exchange Traded Funds	176,277	–	–	176,277
Preferred Stocks (1)	492,832	–	–	492,832
Short-Term Investments	3,199	–	–	3,199
Total Investments in Securities	$1,122,672	$367,387	$–	$1,490,059

(1) See Schedule of Investments for industry breakout.